Financial liabilities	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [abstract]
Financial liabilities

17. Financial liabilities

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest repayments.

June 30, 2022	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,689,386	1,689,386	1,689,386	-	-	-
Convertible loan	1,047,109	1,047,109	1,047,109	-	-	-
Other payables	1,952,526	1,952,526	1,000,366	952,160	-	-
	4,689,021	4,689,021	3,736,861	952,160	-	-

December 31, 2021	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	1,422,393	1,422,393	1,422,393		-	-
Convertible loan	13,731,864	20,359,893	10,088,496	10,271,397
Other payables	2,681,223	2,681,223	831,029	1,850,194	-	-
	17,835,480	24,463,509	12,341,918	12,121,591	-	-